Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes
21. Income Taxes
Teekay and a majority of its subsidiaries are not subject to income tax in the jurisdictions in which they are incorporated because they do not conduct business or operate in those jurisdictions. However, among others, the Company’s U.K. and Norwegian subsidiaries are subject to income taxes.

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31, 2017 $	December 31, 2016 $
Deferred tax assets:
Vessels and equipment	5,377	40,928
Tax losses carried forward (1)	193,501	276,291
Other	29,355	17,075
Total deferred tax assets	228,233	334,294
Deferred tax liabilities:
Vessels and equipment	9,053	5,974
Provisions	5,153	—
Other	8,417	13,317
Total deferred tax liabilities	22,623	19,291
Net deferred tax assets	205,610	315,003
Valuation allowance	(202,513)	(290,015)
Net deferred tax assets	3,097	24,988
(1)    Substantially all of the Company’s net operating loss carryforwards of $979.2 million relate primarily to its Norwegian, U.K., Spanish, and Luxembourg subsidiaries and, to a lesser extent, to its Australian ship-owning subsidiaries. These net operating loss carryforwards are available to offset future taxable income in the respective jurisdictions, and can be carried forward indefinitely, except for losses which arose during 2017 in Luxembourg, which losses can be carried forward for 17 years. The Company also has $30.2 million in disallowed finance costs that relate to its Spanish subsidiaries and are available to offset future taxable income in Spain and can also be carried forward indefinitely.

Deferred tax balances are presented in other non-current assets and other long-term liabilities in the accompanying consolidated balance sheets. Certain of the balances in the comparative columns above have been adjusted with no impact on the amount of the net deferred tax assets.

The components of the provision for income taxes are as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Current	(11,997)	(14,424)	(10,440)
Deferred	(235)	(10,044)	27,207
Income tax (expense) recovery	(12,232)	(24,468)	16,767

The Company operates in countries that have differing tax laws and rates. Consequently, a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Net (loss) income before taxes	(516,840)	111,132	388,693
Net (loss) income not subject to taxes	(297,688)	57,862	252,604
Net (loss) income subject to taxes	(219,152)	53,270	136,089
At applicable statutory tax rates	(51,471)	5,996	32,750
Permanent and currency differences, adjustments to valuation allowances and uncertain tax positions	64,164	18,198	(49,789)
Other	(461)	274	272
Tax expense (recovery) related to the year	12,232	24,468	(16,767)

The following is a roll-forward of the Company’s unrecognized tax benefits, recorded in other long-term liabilities, from January 1, 2015 to December 31, 2017:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Balance of unrecognized tax benefits as at January 1	19,492	18,390	20,335
Increases for positions related to the current year	2,631	6,422	4,578
Changes for positions taken in prior years	3,475	(3,729)	(2,965)
Decreases related to statute of limitations	(1,562)	(1,591)	(3,558)
Increase due to acquisition of TIL	8,528	—	—
Decrease due to deconsolidation of Teekay Offshore	(1,503)	—	—
Balance of unrecognized tax benefits as at December 31	31,061	19,492	18,390

The majority of the net increase for positions relates to the potential tax on freight income on an increased number of voyages for the year ended December 31, 2017.

The Company does not presently anticipate such uncertain tax positions will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected. The tax years 2008 through 2017 remain open to examination by some of the major jurisdictions in which the Company is subject to tax.

The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. The interest and penalties on unrecognized tax benefits are included in the roll-forward schedule above and are approximately an increase of $3.1 million in 2017, net of statute barred liabilities, and an increase of $1.2 million in 2016 and a reduction of $0.3 million in 2015.